EQUITY - Schedule Of Authorized Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Issued (repurchased)
Number of Common Shares Held by the Company	37,538,531	30,569,215	27,846,452
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	958,773,120	958,168,417
Issued (repurchased)
Ending balance (in shares)	955,142,841	958,773,120
Share Repurchases [Member] | Common shares
Issued (repurchased)
Increase (decrease) in number of shares outstanding	(9,579,740)	(3,448,665)
Long-Term Share Ownership Plans [Member] | Common shares
Issued (repurchased)
Increase (decrease) in number of shares outstanding	5,752,331	3,826,248
Dividend Reinvestment Plan and Others [Member] | Common shares
Issued (repurchased)
Increase (decrease) in number of shares outstanding	197,130	227,120